Intangible Assets (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Website development [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Website development	3 years	3 years	3 years
Gross Carrying Value, Website development	$ 434	$ 377	$ 211
Accumulated Amortization, Website development	243	175	75
Net Carrying Value, Website development	191	202	136
Talent acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value, Talent acquisition	1,054	1,201	1,653
Accumulated Amortization, Talent acquisition	698	555	1,051
Net Carrying Value, Talent acquisition	$ 356	$ 646	$ 602
Talent acquisition [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Talent acquisition	2 years	2 years	2 years
Talent acquisition [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life, Talent acquisition	3 years	3 years	3 years
Intangible assets, net [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value, Intangible assets, net	$ 1,488	$ 1,578	$ 1,864
Accumulated Amortization, Intangible assets, net	941	730	1,126
Net Carrying Value, Intangible assets, net	$ 547	$ 848	$ 738